UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
David James Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor CPH 0326 Boston, Massachusetts 02116	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code:  (617) 662-1742

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Item 1:  Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO SEMI-ANNUAL REPORT June 30, 2014 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Expense Example
June 30, 2014 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2014 to June 30, 2014.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2014
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.70	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.15

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2014 was 0.03%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Portfolio Statistics
June 30, 2014 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2014
Certificates of Deposit	43.1%
Treasury Repurchase Agreements	29.3%
Financial Company Commercial Paper	14.5%
Asset Backed Commercial Paper	3.8%
Other Notes	3.6%
Other Repurchase Agreements	2.5%
Government Agency Repurchase Agreements	1.6%
Other Assets in Excess of Liabilities	1.6%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2014
A-1	44.7%
A-1+	20.2%
Repurchase Agreements (A-1)	4.3%
Repurchase Agreements (A-1+)	29.1%
Repurchase Agreements (A-2)	0.1%
Other Assets in Excess of Liabilities	1.6%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 3.8%
P-1, A-1	Alpine Securitization (a)(b)	0.210%	09/02/2014	09/02/2014	$150,000,000	$149,944,875
P-1, A-1	Cancara Asset Securitisation LLC (a)(c)	0.170%	07/31/2014	07/31/2014	50,000,000	49,992,917
P-1, A-1	Cancara Asset Securitisation LLC (a)(c)	0.170%	08/04/2014	08/04/2014	150,000,000	149,975,916
P-1, A-1	Cancara Asset Securitisation LLC (a)(c)	0.170%	08/07/2014	08/07/2014	125,000,000	124,978,160
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.240%	07/29/2014	07/29/2014	150,000,000	149,972,000
P-1, A-1	Liberty Funding LLC (a)(b)	0.180%	07/29/2014	07/29/2014	100,000,000	99,986,000
P-1, A-1	Northern Pines Funding LLC (a)(c)	0.290%	08/29/2014	08/29/2014	115,000,000	114,945,343
P-1, A-1	Ridgefield Funding Co. (a)(c)	0.280%	08/18/2014	08/18/2014	125,000,000	124,953,333

TOTAL ASSET BACKED COMMERCIAL PAPER						964,748,544

	FINANCIAL COMPANY COMMERCIAL PAPER — 14.5%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(b)(d)	0.231%	07/14/2014	04/13/2015	45,000,000	45,000,000
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.157%	08/13/2014	08/13/2014	175,000,000	174,967,601
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.165%	08/28/2014	08/28/2014	250,000,000	249,933,542
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.172%	09/16/2014	09/16/2014	250,000,000	249,909,097
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.170%	09/19/2014	09/19/2014	100,000,000	99,962,222
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.170%	09/22/2014	09/22/2014	180,000,000	179,929,450
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.170%	09/24/2014	09/24/2014	125,000,000	124,949,826
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.175%	09/25/2014	09/25/2014	50,000,000	49,979,097
P-1, A-1+	Commonwealth Bank of Australia (a)(b)(d)	0.258%	07/03/2014	07/03/2014	130,000,000	130,000,000
P-1, A-1	DnB Bank ASA (a)(b)	0.215%	08/18/2014	08/18/2014	200,000,000	199,942,667
P-1, A-1	DnB Bank ASA (a)(b)	0.190%	09/24/2014	09/24/2014	250,000,000	249,887,847
P-1, A-1+	General Electric Capital Corp. (a)	0.190%	09/17/2014	09/17/2014	40,000,000	39,983,533
P-1, A-1+	General Electric Capital Corp. (a)	0.200%	10/09/2014	10/09/2014	45,000,000	44,975,000
P-1, A-1+	General Electric Capital Corp. (a)	0.200%	10/30/2014	10/30/2014	31,500,000	31,478,825
P-1, A-1	JP Morgan Securities LLC (a)(b)(d)	0.321%	07/07/2014	02/04/2015	160,000,000	160,000,000
P-1, A-1	JP Morgan Securities LLC (a)(b)(d)	0.322%	07/07/2014	02/06/2015	50,000,000	50,000,000
P-1, A-1+	Nordea Bank AB (a)(b)	0.170%	08/01/2014	08/01/2014	51,000,000	50,992,534
P-1, A-1+	Nordea Bank AB (a)(b)	0.170%	08/08/2014	08/08/2014	200,000,000	199,964,111
P-1, A-1+	Nordea Bank AB (a)(b)	0.195%	08/22/2014	08/22/2014	100,000,000	99,971,833
P-1, A-1+	Nordea Bank AB (a)(b)	0.220%	10/14/2014	10/14/2014	50,000,000	49,967,917
P-1, A-1+	Nordea Bank AB (a)(b)	0.220%	10/15/2014	10/15/2014	200,000,000	199,870,445
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.230%	10/15/2014	10/15/2014	300,000,000	299,796,833
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.220%	08/25/2014	08/25/2014	400,000,000	399,865,556
P-1, A-1+	Westpac Banking Corp. (a)(b)(d)	0.221%	07/14/2014	01/13/2015	50,000,000	50,000,000
P-1, A-1+	Westpac Banking Corp. (a)(b)(d)	0.222%	07/16/2014	01/16/2015	150,000,000	150,000,000
P-1, A-1+	Westpac Banking Corp. (a)(b)(d)	0.237%	07/24/2014	04/24/2015	90,000,000	90,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						3,671,327,936

	CERTIFICATES OF DEPOSIT — 43.1%
P-1, A-1+	Australia & New Zealand Banking Group Ltd.	0.210%	09/15/2014	09/15/2014	95,000,000	95,000,000
P-1, A-1	Bank of Montreal	0.170%	07/15/2014	07/15/2014	200,000,000	200,000,000
P-1, A-1	Bank of Montreal	0.170%	08/01/2014	08/01/2014	220,000,000	220,000,000
P-1, A-1	Bank of Montreal	0.170%	08/11/2014	08/11/2014	50,000,000	50,000,000
P-1, A-1	Bank of Montreal	0.170%	08/14/2014	08/14/2014	240,000,000	240,000,000
P-1, A-1	Bank of Montreal (d)	0.254%	07/18/2014	12/15/2014	115,000,000	115,000,000
P-1, A-1	Bank of Nova Scotia	0.200%	07/14/2014	07/14/2014	100,000,000	100,000,000
P-1, A-1	Bank of Nova Scotia	0.180%	08/29/2014	08/29/2014	300,000,000	300,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.261%	07/07/2014	12/04/2014	137,702,000	137,702,000
P-1, A-1	Bank of Nova Scotia (d)	0.224%	07/10/2014	03/06/2015	175,000,000	175,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	07/22/2014	07/22/2014	$150,000,000	$150,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	09/05/2014	09/05/2014	350,000,000	350,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	09/15/2014	09/15/2014	300,000,000	300,000,000
P-1, A-1	BNP Paribas	0.250%	08/08/2014	08/08/2014	265,000,000	265,000,000
P-1, A-1	Branch Bank & Trust	0.170%	07/29/2014	07/29/2014	100,000,000	100,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.291%	07/07/2014	12/02/2014	82,621,000	82,621,000
P-1, A-1	Chase Bank USA NA (d)	0.222%	07/28/2014	01/26/2015	73,000,000	73,000,000
P-1, A-1	Chase Bank USA NA (d)	0.221%	07/01/2014	02/02/2015	120,000,000	120,000,000
P-1, A-1	Chase Bank USA NA (d)	0.234%	07/24/2014	02/24/2015	73,000,000	73,000,000
P-1, A-1	Citibank NA	0.210%	08/25/2014	08/25/2014	350,000,000	350,000,000
P-1, A-1	Citibank NA	0.185%	09/08/2014	09/08/2014	300,000,000	300,000,000
P-1, A-1+	Commonwealth Bank of Australia	0.210%	11/14/2014	11/14/2014	90,000,000	90,000,000
P-1, A-1	Credit Agricole Corporate and Investment Bank	0.260%	10/01/2014	10/01/2014	200,000,000	200,000,000
P-1, A-1	Credit Suisse	0.210%	08/01/2014	08/01/2014	250,000,000	250,000,000
P-1, A-1	Credit Suisse	0.210%	09/02/2014	09/02/2014	300,000,000	300,000,000
P-1, A-1	Credit Suisse	0.240%	09/02/2014	09/02/2014	100,000,000	100,000,000
P-1, A-1	Deutsche Bank AG	0.300%	09/04/2014	09/04/2014	350,000,000	350,000,000
P-1, A-1	Deutsche Bank AG	0.300%	09/05/2014	09/05/2014	150,000,000	150,000,000
P-1, A-1	Deutsche Bank AG	0.280%	10/27/2014	10/27/2014	300,000,000	300,000,000
P-1, A-1	DnB Bank ASA	0.205%	10/06/2014	10/06/2014	135,000,000	135,000,000
P-1, A-1	ING Bank NV	0.240%	08/15/2014	08/15/2014	165,000,000	165,000,000
P-1, A-1	ING Bank NV	0.240%	08/21/2014	08/21/2014	115,000,000	115,000,000
P-1, A-1	ING Bank NV	0.240%	09/17/2014	09/17/2014	250,000,000	250,000,000
P-1, A-1	Lloyds Bank PLC	0.200%	10/30/2014	10/30/2014	105,000,000	105,000,000
P-1, A-1+	Nordea Bank AB	0.160%	08/04/2014	08/04/2014	26,000,000	25,999,755
P-1, A-1+	Nordea Bank AB	0.180%	08/28/2014	08/28/2014	200,000,000	200,000,000
P-1, A-1+	Nordea Bank AB	0.180%	09/12/2014	09/12/2014	100,000,000	99,998,987
P-1, A-1+	Rabobank Nederland NV (d)	0.240%	07/07/2014	07/07/2014	180,000,000	180,000,000
P-1, A-1+	Rabobank Nederland NV	0.210%	09/11/2014	09/11/2014	215,000,000	215,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.233%	08/07/2014	11/07/2014	200,000,000	200,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.221%	07/14/2014	05/13/2015	58,000,000	58,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.223%	07/21/2014	05/20/2015	99,000,000	99,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.230%	07/03/2014	07/03/2014	175,000,000	175,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.230%	07/03/2014	07/03/2014	100,000,000	100,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.210%	11/03/2014	11/03/2014	65,000,000	65,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB (d)	0.241%	07/07/2014	11/07/2014	350,000,000	350,000,000
P-1, A-1	Societe Generale	0.210%	08/01/2014	08/01/2014	285,000,000	285,000,000
P-1, A-1	Societe Generale	0.210%	08/01/2014	08/01/2014	150,000,000	150,000,000
P-1, A-1+	Standard Chartered Bank	0.180%	09/29/2014	09/29/2014	60,000,000	60,000,000
P-1, A-1+	Standard Chartered Bank	0.180%	09/30/2014	09/30/2014	34,000,000	34,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	07/24/2014	07/24/2014	200,000,000	200,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.210%	08/13/2014	08/13/2014	300,000,000	300,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	08/29/2014	08/29/2014	175,000,000	175,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.170%	08/12/2014	08/12/2014	182,000,000	182,001,061
P-1, A-1+	Svenska Handelsbanken AB	0.170%	10/01/2014	10/01/2014	149,000,000	149,000,000
P-1, A-1	Swedbank AB (d)	0.252%	07/07/2014	08/06/2014	111,000,000	111,000,000
P-1, A-1+	Toronto Dominion Bank	0.200%	10/14/2014	10/14/2014	250,000,000	250,000,000
P-1, A-1	UBS AG	0.200%	09/26/2014	09/26/2014	180,000,000	180,000,000
P-1, A-1	UBS AG (d)	0.254%	07/10/2014	10/14/2014	180,000,000	180,000,000
P-1, A-1+	Wells Fargo Bank NA	0.210%	09/03/2014	09/03/2014	250,000,000	250,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.222%	07/14/2014	03/12/2015	125,000,000	125,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.230%	07/08/2014	04/08/2015	122,000,000	122,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1+	Westpac Banking Corp. (d)	0.222%	07/16/2014	01/16/2015	$55,000,000	$55,000,000

TOTAL CERTIFICATES OF DEPOSIT						10,882,322,803

	OTHER NOTES — 3.6%
P-1, A-1	Bank of America NA	0.190%	08/26/2014	08/26/2014	105,000,000	105,000,000
P-1, A-1	Bank of America NA	0.200%	09/04/2014	09/04/2014	125,000,000	125,000,000
P-1, A-1	Bank of America NA	0.200%	09/09/2014	09/09/2014	50,000,000	50,000,000
P-1, A-1	Bank of America NA	0.200%	09/16/2014	09/16/2014	105,000,000	105,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.351%	09/08/2014	07/07/2015	115,000,000	115,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.348%	07/22/2014	07/22/2015	85,000,000	85,000,000
P-1, A-1+	Royal Bank of Canada (c)(d)	0.280%	07/07/2014	07/07/2015	70,000,000	70,000,000
P-1, A-1+	Svenska Handelsbanken AB (c)(d)	0.281%	07/28/2014	12/26/2014	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.280%	09/10/2014	07/10/2015	70,000,000	70,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.323%	07/21/2014	07/20/2015	96,000,000	96,000,000

TOTAL OTHER NOTES						896,000,000
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.6%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/24/2014 (collateralized by various U.S. Government Obligations, 0.672% - 3.000% due 03/01/2029 - 02/20/2043 valued at $51,029,218); expected proceeds $50,000,486	0.050%	07/01/2014	07/01/2014	50,000,000	50,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/25/2014 (collateralized by various U.S. Government Obligations, 0.000% - 4.500% due 05/01/2032 - 07/25/2044 valued at $51,000,001); expected proceeds $50,000,583	0.060%	07/02/2014	07/02/2014	50,000,000	50,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2014 (collateralized by various U.S. Government Obligations, 2.000% - 7.000% due 01/01/2018 - 06/01/2044 valued at $306,000,000); expected proceeds $300,003,500	0.060%	07/02/2014	07/02/2014	300,000,000	300,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 12.000% due 09/01/2014 - 05/01/2043 valued at $14,280,000); expected proceeds $14,000,047	0.120%	07/01/2014	07/01/2014	$14,000,000	$14,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						414,000,000

	TREASURY REPURCHASE AGREEMENTS — 29.3%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 05/09/2014 (collateralized by various U.S. Treasury Strips, 0.000% - 8.000% due 10/30/2014 - 02/15/2032 valued at $56,100,043); expected proceeds $55,083,875	0.610%	07/01/2014	08/07/2014	55,000,000	55,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Treasury Strips, 2.750% - 4.375% due 02/28/2018 - 02/15/2038 valued at $7,350,010,242); expected proceeds $7,350,010,208	0.050%	07/01/2014	07/01/2014	7,350,000,000	7,350,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						7,405,000,000

	OTHER REPURCHASE AGREEMENTS — 2.5%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/20/2014 (collateralized by various Corporate Bonds, 0.581% - 9.500% due 05/15/2016 - 12/31/2049 and various U.S. Treasury Strips, 0.000% - 0.250% due 10/16/2014 - 08/15/2032 valued at $156,081,975); expected proceeds $150,228,750	0.610%	07/01/2014	09/18/2014	150,000,000	150,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various Common Stocks and Convertible Preferred Stocks, valued at $38,880,068); expected proceeds $36,000,180	0.180%	07/01/2014	07/01/2014	36,000,000	36,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 04/15/2014 (collateralized by various Corporate Bonds, 0.010% - 14.750% due 12/15/2014 - 12/29/2049 and a Medium Term Note, 5.017% due 06/26/2024 valued at $274,592,316); expected proceeds $250,300,000	0.480%	07/14/2014	07/14/2014	$250,000,000	$250,000,000
P-1, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/24/2014 (collateralized by various Common Stocks, valued at $189,017,272); expected proceeds $175,059,111	0.320%	07/01/2014	08/01/2014	175,000,000	175,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/06/2014 (collateralized by various Asset Backed Securities, 0.146% due 04/25/2038 - 12/10/2049 and various Corporate Bonds, 0.630% - 8.250% due 02/01/2015 - 10/15/2038 valued at $32,404,340); expected proceeds $30,035,105	0.354%	07/03/2014	10/03/2014	30,000,000	30,000,000

TOTAL OTHER REPURCHASE AGREEMENTS						641,000,000

TOTAL INVESTMENTS(e) — 98.4%						24,874,399,283
Other Assets in Excess of Liabilities — 1.6%						405,343,432

NET ASSETS — 100.0%						$25,279,742,715

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.18% of net assets as of June 30, 2014.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.28% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2014.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
*	Moody's rating, Standard & Poor's rating, respectively

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	24,874,399,283
Level 3 – Significant Unobservable Inputs	-
Total	$24,874,399,283

As of the six months ended June 30, 2014, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)

Assets:
Investments in securities, at amortized cost	$16,414,399,283
Repurchase agreements, at amortized cost	8,460,000,000
Total Investments	24,874,399,283
Cash	401,672,412
Interest receivable	4,592,920
Prepaid expenses and other assets	213,425
Total Assets	25,280,878,040

Liabilities:
Administration fee payable	363,996
Advisory fee payable	363,128
Professional fees payable	98,683
Dividend payable	97,340
Custodian fee payable	74,883
Transfer agent fee payable	69,929
Trustee fees payable	55,631
Other accrued expenses and liabilities	11,735
Total Liabilities	1,135,325
Net Assets	$25,279,742,715

Net assets consist of:
Capital stock, $0.001 par value; 25,279,544,710 shares issued and outstanding	$25,279,545
Capital paid in excess of par	25,254,271,607
Accumulated net realized gain on investments	191,563
Net Assets	$25,279,742,715

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Operations
Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Interest	$19,867,966

Expenses:
Advisory fee	1,930,520
Administration fee	827,366
Custodian fee	387,219
Transfer agent fee	165,473
Professional fees	99,916
Trustee fee	60,740
Insurance expense	33,671
Miscellaneous expenses	17,320
Total expenses	3,522,225
Net Investment Income	16,345,741
Net Realized Gain on Investments:
Net realized gain on investments	107,161

Net increase in net assets resulting from operations	$16,452,902

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From Operations:
Net investment income	$16,345,741	$26,840,184
Net realized gain on investments	107,161	84,402
Net increase in net assets from operations	16,452,902	26,924,586
Distributions From:
Net investment income	(16,345,741)	(26,840,184)
Net realized gain on investments	—	(321,983)
Total distributions	(16,345,741)	(27,162,167)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	109,373,901,562	152,321,256,470
Cost of redemptions	(98,250,906,257)	(154,527,861,158	) (a)
Net increase (decrease) in net assets from Fund share transactions	11,122,995,305	(2,206,604,688)

Net increase (decrease) in net assets	11,123,102,466	(2,206,842,269)
Net Assets
Beginning of period	14,156,640,249	16,363,482,518
End of period	$25,279,742,715	$14,156,640,249
Undistributed net investment income	$—	$—

(a)	Includes redemption as a result of an in-kind transfer of securities (see Note 6).

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Financial Highlights

	Six Months Ended 6/30/14 (Unaudited)		Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0007		0.0018	0.0029	0.0025	0.0028	0.0071
Net realized gain on investments	0.0000	(a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0001	0.0006
Total from investment operations	0.0007		0.0018	0.0029	0.0025	0.0029	0.0077
Distributions from:
Net investment income	(0.0007)		(0.0018)	(0.0029)	(0.0025)	(0.0028)	(0.0071)
Net realized gain on investments	0.0000		0.0000 (a)	0.0000 (a)	0.0000 (a)	(0.0001)	(0.0006)
Total distributions	(0.0007)		(0.0018)	(0.0029)	(0.0025)	(0.0029)	(0.0077)

Net increase from investment operations	0.0000		0.0000	0.0000	0.0000	0.0000	0.0000

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total Investment Return(b)	0.07%		0.19%	0.29%	0.25%	0.29%	0.78%

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03	%(c)	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of net investment income to average net assets	0.15	%(c)	0.18%	0.29%	0.24%	0.28%	0.71%
Net assets, end of period (in millions)	$25,280		$14,157	$16,363	$15,679	$17,412	$14,599

(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements
June 30, 2014 (Unaudited)

1.   Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of June 30, 2014, only the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio have commenced operations. The Fund commenced operations on May 15, 1996. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

At period end, the Fund had investments in repurchase agreements with gross values of $8,460,000,000 and associated collateral equal to at least $8,460,000,000, though the value may be greater.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for the prior three fiscal years and has concluded that no provision for income tax is required in the Fund’s financial statements.

At June 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2014 (Unaudited)

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.   Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an Officer or Trustee of the Trust. Effective July 1, 2014, the Trust pays each Independent Trustee an annual retainer of $120,000 per year. Prior to July 1, 2014, the Trust paid each Independent Trustee an annual retainer of $50,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $5,000. Prior to July 1, 2014, each Independent Trustee also received $5,000 for each in-person meeting and $2,000 for each telephonic meeting. Each Independent Trustee also receives reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “in-person meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Independent Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Independent Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series and one-half is apportioned to each series in equal amounts.

5.   Beneficial Interest
At June 30, 2014, four (4) mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 60.07% of total shares of which 26.70% of shares represents funds advised by or affiliated with SSgA FM. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2014 (Unaudited)

6.   In-Kind Transfer of Securities
On January 14, 2013, seventy-two (72) securities totaling $4,781,823,000 at amortized cost and $2,136,230,656 in cash were transferred by way of an in-kind distribution of 37.6% of the assets of the Fund to invest in the State Street Navigator Securities Lending MET Portfolio, which commenced operations on the same day. The redemption did not affect the net asset value per share of the Fund, which remained at $1.00. The transfer is disclosed on the Statement of Changes in Net Assets.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
General Information
June 30, 2014 (Unaudited)

Proxy Voting Policies and Procedures

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management.  The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, which as of the date of the meeting held to consider approval of the Advisory Agreement, consisted of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on March 5, 2014 at which they were all present in person (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the costs of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a memorandum from Goodwin Procter, LLP relating to standards of responsibility relevant to approval of the Advisory Agreement (the “Goodwin Procter Memorandum”); (3) a list of checklist questions relating to the Goodwin Procter Memorandum; (4) a certification from the Chief Compliance Officer of the Trust; (5) a letter from independent counsel to the Adviser dated January 2, 2014; (6) a  responsive memorandum from SSgA FM dated March 5, 2014 (the “Adviser’s memorandum”) describing its key personnel, investment process, research department, compliance program and securities portfolio execution process including information on performance of comparable peer funds  as of December 31, 2013, a report of the Adviser’s expense allocation and profitability of providing advisory services to the Fund with a description of 2013 refinements made to SSgA FM’s expense allocation and profitability calculation methodologies (“2013 methodology”), profitability reports from SSgA FM for fees paid by the Trust for investment advisory services provided by SSgA FM to the Fund and combined profitability reports from SSgA FM and State Street for fees paid by the Trust for investment advisory, administrative, custody and transfer agency services provided by SSgA FM and State Street, as applicable, to the Fund, a memorandum of insurance from State Street Corporation and the Adviser’s representation concerning compliance with Rule 17(j)-1 of the 1940 Act for the period January 1, 2013 to December 31, 2013; (7) SSgA FM’s updated registration under the Investment Advisers Act of 1940, as amended, on Form ADV; and (8) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. (“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size.  The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
General Information (continued)
June 30, 2014 (Unaudited)

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of three very large operational portfolios (the “operational portfolios”) and two non-operational portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSgA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSgA FM approved counterparties.  The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $335 billion in assets under management as of December 31, 2013.  Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors (“SSgA”), the investment management division of State Street with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM

In evaluating the investment performance of the Trust and SSgA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of the Fund and fourteen other institutional money market funds with assets ranging from approximately $5.9 billion to approximately $21 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of the Fund and all institutional money market funds, regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- five- and ten year periods.  The Board noted that the Fund ranked first in performance against its Lipper Peer Group and first, or close to it, against all institutional money market funds for the past one-, three- five-, and ten- year periods.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
General Information (continued)
June 30, 2014 (Unaudited)

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian for the Trust.  The Board had been provided with the following data: (1) a report of the Adviser’s expense allocation and profitability of providing advisory services to the operational portfolios, with a description of 2013 refinements made to SSgA FM’s expense allocation and profitability calculation methodologies (“2013 methodology”), profitability reports detailing the profitability to SSgA FM from serving as the Adviser to the operational portfolios, as applicable, for the years ended December 31, 2013, December 31, 2012 (restated to 2013 methodology), September 30, 2012 (as presented to December 31, 2013 restated), September 30, 2012 (as presented), and September 30, 2011 (as presented), and combined profitability reports detailing the profitability to SSgA FM from serving as the adviser of the operational portfolios, as applicable, for the years ended December 31, 2013 and September 30, 2012; and (2) aggregated data on the profitability to State Street from serving as custodian, transfer agent and administrator of the Fund for the years ended December 31, 2013 and September 30, 2012.  The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s operational portfolios in 2013 as investment vehicles for the collateral of Securities Finance Division customers.  Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory, custody, transfer agency, and administrative fees excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM and SSgA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  Moreover, the Board noted that SSgA FM had not requested any increase in its fees when the net assets of the Fund had declined from over $60 billion to less than $10 billion in 2008, notwithstanding any diseconomies of scale resulting from that precipitous decline in assets under management.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSgA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSgA FM’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent.  The Board noted, among other things, that SSgA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSgA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSgA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
General Information (continued)
June 30, 2014 (Unaudited)

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO SEMI-ANNUAL REPORT June 30, 2014 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Expense Example
June 30, 2014 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2014 to June 30, 2014.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2014
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.30	$0.20
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2014 was 0.04%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Portfolio Statistics
June 30, 2014 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2014
Certificates of Deposit	38.9%
Financial Company Commercial Paper	24.0%
Government Agency Repurchase Agreements	13.4%
Treasury Debt	8.3%
Asset Backed Commercial Paper	7.1%
Other Notes	4.1%
Treasury Repurchase Agreements	2.1%
Other Assets in Excess of Liabilities	2.1%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2014
A-1	57.3%
A-1+	25.2%
Repurchase Agreements (A-1)	13.8%
Repurchase Agreements (A-2)	1.6%
Other Assets in Excess of Liabilities	2.1%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 7.1%
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.170%	08/04/2014	08/04/2014	$100,000,000	$99,983,945
P-1, A-1	Gemini Securitization Corp. LLC (a)(c)	0.210%	07/16/2014	07/16/2014	30,000,000	29,997,375
P-1, A-1	Liberty Funding LLC (a)(c)	0.172%	09/18/2014	09/18/2014	85,000,000	84,968,290

TOTAL ASSET BACKED COMMERCIAL PAPER						214,949,610

	FINANCIAL COMPANY COMMERCIAL PAPER — 24.0%
P-1, A-1	Barclays US Funding LLC (a)	0.230%	08/18/2014	08/18/2014	100,000,000	99,969,333
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.170%	09/16/2014	09/16/2014	125,000,000	124,954,549
P-1, A-1+	Commonwealth Bank of Australia (a)(c)	0.140%	08/26/2014	08/26/2014	120,000,000	119,973,867
P-1, A-1	DnB Bank ASA (a)(c)	0.190%	09/23/2014	09/23/2014	90,000,000	89,960,100
P-1, A-1	Nationwide Building Society (a)(c)	0.200%	07/21/2014	07/21/2014	64,000,000	63,992,889
P-1, A-1+	Nordea Bank AB (a)(c)	0.220%	10/14/2014	10/14/2014	100,000,000	99,935,833
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.160%	07/22/2014	07/22/2014	75,000,000	74,993,000
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.180%	09/18/2014	09/18/2014	50,000,000	49,980,250

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						723,759,821

	CERTIFICATES OF DEPOSIT — 38.9%
P-1, A-1	Bank of Montreal	0.170%	07/15/2014	07/15/2014	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.170%	09/04/2014	09/04/2014	30,000,000	29,999,729
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	08/14/2014	08/14/2014	100,000,000	100,000,000
P-1, A-1	BNP Paribas	0.295%	07/24/2014	07/24/2014	30,000,000	30,001,433
P-1, A-1	BNP Paribas	0.230%	08/14/2014	08/14/2014	100,000,000	100,000,000
P-1, A-1	Citibank NA	0.185%	09/08/2014	09/08/2014	115,000,000	115,000,000
P-1, A-1	Credit Suisse	0.210%	08/05/2014	08/05/2014	110,000,000	110,000,000
P-1, A-1	Deutsche Bank AG	0.290%	09/11/2014	09/11/2014	100,000,000	100,000,000
P-1, A-1	Natixis	0.110%	07/01/2014	07/01/2014	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.130%	07/09/2014	07/09/2014	25,000,000	25,000,000
P-1, A-1+	Rabobank Nederland NV	0.250%	07/01/2014	07/01/2014	60,000,000	60,000,000
P-1, A-1	Societe Generale	0.210%	08/01/2014	08/01/2014	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	08/12/2014	08/12/2014	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.170%	10/01/2014	10/01/2014	80,000,000	80,000,000
P-1, A-1+	Toronto Dominion Bank	0.150%	08/08/2014	08/08/2014	25,000,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT						1,175,001,162

	OTHER NOTES — 4.1%
P-1, A-1	Bank of America NA	0.170%	07/24/2014	07/24/2014	50,000,000	50,000,000
P-1, A-1	Bank of America NA	0.190%	08/22/2014	08/22/2014	50,000,000	50,000,000
P-1, A-1	Bank of America NA	0.200%	09/04/2014	09/04/2014	25,000,000	25,000,000

TOTAL OTHER NOTES						125,000,000

	TREASURY DEBT — 8.3%
P-1, A-1+	U.S. Treasury Bill (d)	0.042%	07/03/2014	07/03/2014	50,000,000	49,999,875
P-1, A-1+	U.S. Treasury Bill (d)	0.078%	08/28/2014	08/28/2014	100,000,000	99,987,514

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	TREASURY DEBT - (continued)
P-1, A-1+	U.S. Treasury Bill (d)	0.085%	09/11/2014	09/11/2014	$100,000,000	$99,983,000

TOTAL TREASURY DEBT						249,970,389

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 13.4%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 05/20/2042 - 12/20/2042 valued at $30,600,001); expected proceeds $30,000,083	0.100%	07/01/2014	07/01/2014	30,000,000	30,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 02/01/2027 - 05/01/2044 and a U.S. Treasury Strip, 2.625% due 08/15/2020 valued at $61,200,097); expected proceeds $60,000,150	0.090%	07/01/2014	07/01/2014	60,000,000	60,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 3.000% - 5.500% due 08/01/2027 - 04/01/2044 valued at $167,280,000); expected proceeds $164,000,410	0.090%	07/01/2014	07/01/2014	164,000,000	164,000,000
P-1, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 4.000% due 05/01/2025 - 01/01/2043 valued at $51,000,250); expected proceeds $50,000,125	0.090%	07/01/2014	07/01/2014	50,000,000	50,000,000
P-2, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 6.500 due 07/01/2020 - 11/01/2050 valued at $51,001,534); expected proceeds $50,000,139	0.100%	07/01/2014	07/01/2014	50,000,000	50,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 3.000% - 9.000% due 12/01/2020 - 10/20/2061 valued at $51,000,000); expected proceeds $50,000,167	0.120%	07/01/2014	07/01/2014	$50,000,000	$50,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						404,000,000

	TREASURY REPURCHASE AGREEMENTS — 2.1%
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by a U.S. Treasury Strip, 0.625% due 01/15/2024 valued at $63,240,015); expected proceeds $62,000,121	0.070%	07/01/2014	07/01/2014	62,000,000	62,000,000

TOTAL INVESTMENTS(e) — 97.9%						2,954,680,982
Other Assets in Excess of Liabilities — 2.1%						64,433,331

NET ASSETS — 100.0%						$3,019,114,313

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.45% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 20.33% of net assets as of June 30, 2014.

(d)	Rate represents annualized yield at date of purchase.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
*	Moody's rating, Standard & Poor's rating, respectively

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.
The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	2,954,680,982
Level 3 – Significant Unobservable Inputs	-
Total	$2,954,680,982

As of the six months ended June 30, 2014, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)

Assets:
Investments in securities, at amortized cost	$2,488,680,982
Repurchase agreements, at amortized cost	466,000,000
Total Investments	2,954,680,982
Cash	64,044,445
Interest receivable	538,962
Prepaid expenses and other assets	21,672
Total Assets	3,019,286,061

Liabilities:
Payable for fund shares repurchased	10,467
Advisory fee payable	47,462
Administration fee payable	45,061
Trustee fees payable	24,257
Professional fees payable	15,455
Dividend payable	10,622
Custodian fee payable	9,318
Transfer agent fee payable	8,759
Other accrued expenses and liabilities	347
Total Liabilities	171,748
Net Assets	$3,019,114,313

Net assets consist of:
Capital stock, $0.001 par value; 3,019,122,458 shares issued and outstanding	$3,019,122
Capital paid in excess of par	3,016,103,336
Accumulated net realized gain on investments	13,365
Overdistributed net investment income	(21,510)
Net Assets	$3,019,114,313

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Operations
Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Interest	$1,435,231

Expenses:
Advisory fee	271,153
Administration fee	116,208
Custodian fee	54,231
Professional fees	50,129
Trustee fee	28,614
Transfer agent fee	23,242
Insurance expense	16,685
Miscellaneous expenses	5,012
Total expenses	565,274
Net Investment Income	869,957
Net Realized Gain on Investments:
Net realized gain on investments	13,365

Net Increase in Net Assets Resulting from Operations	$883,322

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From Operations:
Net investment income	$869,957	$1,148,603
Net realized gain on investments	13,365	—
Net increase in net assets from operations	883,322	1,148,603
Distributions From:
Net investment income	(891,467)	(1,148,603)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	8,501,379,286	17,029,371,857
Reinvestment of distributions	14,292	—
Cost of redemptions	(8,190,527,521)	(16,151,300,587)
Net increase in net assets from Fund share transactions	310,866,057	878,071,270

Net increase in net assets	310,857,912	878,071,270
Net Assets
Beginning of period	2,708,256,401	1,830,185,131
End of period	$3,019,114,313	$2,708,256,401
Undistributed (overdistributed) net investment income	$(21,510)	$—

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Financial Highlights

	Six Months Ended 6/30/14 (Unaudited)		Year Ended 12/31/13		Year Ended 12/31/12	Period Ended 12/31/11*
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000	$1.0000
Net investment income	0.0003		0.0004		0.0001	0.0002
Net realized gain on investments	0.0000	(a)	—		—	—
Total from investment operations	0.0003		0.0004		0.0001	0.0002
Distributions from:
Net investment income	(0.0003)		(0.0004)		(0.0001)	(0.0002)

Net asset value, end of period	$1.0000		$1.0000		$1.0000	$1.0000

Total Investment Return(b)	0.03%		0.05%		0.14%	0.02%

Ratios and Supplemental Data:
Ratio of gross expenses to average net assets	0.04	%(c)	0.04%		0.04%	0.04	%(c)
Ratio of net expenses to average net assets	0.04	%(c)	0.03	%(d)	0.04%	0.04	%(c)
Ratio of net investment income to average net assets	0.06	%(c)	0.04%		0.14%	0.05	%(c)
Net assets, end of period (in millions)	$3,019		$2,708		$1,830	$1,350

*	The Fund commenced operations on August 25, 2011.
(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)	Annualized.
(d)	If the Adviser didn't waive a portion of its advisory fee, the ratio of net expenses to average net assets would have been higher. (See Note 3)

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements
June 30, 2014 (Unaudited)

1.    Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of June 30, 2014, only the State Street Navigator Securities Lending Prime Portfolio, the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) and State Street Navigator Securities Lending MET Portfolio have commenced operations. The Fund commenced operations on August 25, 2011. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the College Retirement Equities Fund, the TIAA-CREF Funds, The TIAA-CREF Life Funds and TIAA Separate Account VA-1 and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

At period end, the Fund had investments in repurchase agreements with gross values of $466,000,000 and associated collateral equal to at least $466,000,000, though the value may be greater.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2014 (Unaudited)

At June 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.   Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

For the year ended December 31, 2013, SSgA FM voluntarily agreed to waive a portion of its advisory fee in the amount of $9,046 in order to avoid a negative yield (the "Waiver"). Because the Waiver is voluntary, SSgA FM is under no obligation to continue to waive its advisory fee in future years.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an Officer or Trustee of the Trust. Effective July 1, 2014, the Trust pays each Independent Trustee an annual retainer of $120,000 per year. Prior to July 1, 2014, the Trust paid each Independent Trustee an annual retainer of $50,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $5,000. Prior to July 1, 2014, each Independent Trustee also received $5,000 for each in-person meeting and $2,000 for each telephonic meeting. Each Independent Trustee also receives reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “in-person meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Independent Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Independent Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series and one-half is apportioned to each series in equal amounts.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2014 (Unaudited)

5.   Beneficial Interest
At June 30, 2014, two (2) shareholders each owned over 5% of the Fund's outstanding shares, amounting to 99.24% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
General Information
June 30, 2014 (Unaudited)

Proxy Voting Policies and Procedures

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management.  The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, which as of the date of the meeting held to consider approval of the Advisory Agreement, consisted of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on March 5, 2014 at which they were all present in person (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the costs of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a memorandum from Goodwin Procter, LLP relating to standards of responsibility relevant to approval of the Advisory Agreement (the “Goodwin Procter Memorandum”); (3) a list of checklist questions relating to the Goodwin Procter Memorandum; (4) a certification from the Chief Compliance Officer of the Trust; (5) a letter from independent counsel to the Adviser dated January 2, 2014; (6) a responsive memorandum from SSgA FM dated March 5, 2014 (the “Adviser’s memorandum”) describing its key personnel, investment process, research department, compliance program and securities portfolio execution process including information on performance of comparable peer funds  as of December 31, 2013, a report of the Adviser’s expense allocation and profitability of providing advisory services to the Fund with a description of 2013 refinements made to SSgA FM’s expense allocation and profitability calculation methodologies (“2013 methodology”), profitability reports from SSgA FM for fees paid by the Trust for investment advisory services provided by SSgA FM to the Fund and combined profitability reports from SSgA FM and State Street for fees paid by the Trust for investment advisory, administrative, custody and transfer agency services provided by SSgA FM and State Street, as applicable, to the Fund, a memorandum of insurance from State Street Corporation and the Adviser’s representation concerning compliance with Rule 17(j)-1 of the 1940 Act for the period January 1, 2013 to December 31, 2013; (7) SSgA FM’s updated registration under the Investment Advisers Act of 1940, as amended, on Form ADV; and (8) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. (“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size.  The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
General Information (continued)
June 30, 2014 (Unaudited)

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of three very large operational portfolios (the “operational portfolios”) and two non-operational portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSgA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSgA FM approved counterparties.  The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $335 billion in assets under management as of December 31, 2013.  Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors (“SSgA”), the investment management division of State Street with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM

In evaluating the investment performance of the Trust and SSgA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of the Fund and fourteen other institutional money market funds with assets ranging from approximately $1.9 billion to approximately $4.1 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of the Fund and all institutional money market funds, regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe for the one-year and since inception periods ended December 31, 2013.  The Board noted that the Fund ranked third and fourth in performance against its Lipper Peer Group for the one-year and since inception periods ended December 31, 2013, respectively, and in the first quintile against all institutional money market funds for the one-year and since inception periods ended December 31, 2013.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
General Information (continued)
June 30, 2014 (Unaudited)

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian for the Trust.  The Board had been provided with the following data: (1) a report of the Adviser’s expense allocation and profitability of providing advisory services to the operational portfolios, with a description of 2013 refinements made to SSgA FM’s expense allocation and profitability calculation methodologies (“2013 methodology”), profitability reports detailing the profitability to SSgA FM from serving as the Adviser to the operational portfolios, as applicable, for the years ended December 31, 2013, December 31, 2012 (restated to 2013 methodology), September 30, 2012 (as presented to December 31, 2013 restated), September 30, 2012 (as presented), and September 30, 2011 (as presented), and combined profitability reports detailing the profitability to SSgA FM from serving as the adviser of the operational portfolios, as applicable, for the years ended December 31, 2013 and September 30, 2012; and (2) aggregated data on the profitability to State Street from serving as custodian, transfer agent and administrator of the Fund for the years ended December 31, 2013 and September 30, 2012.  The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s operational portfolios in 2013 as investment vehicles for the collateral of Securities Finance Division customers.  Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory, custody, transfer agency, and administrative fees excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM and SSgA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSgA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSgA FM’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent.  The Board noted, among other things, that SSgA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSgA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSgA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO SEMI-ANNUAL REPORT June 30, 2014 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Expense Example
June 30, 2014 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending MET Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2014 to June 30, 2014.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2014
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.70	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.15

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2014 was 0.03%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Portfolio Statistics
June 30, 2014 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2014
Certificates of Deposit	41.7%
Government Agency Repurchase Agreements	18.5%
Financial Company Commercial Paper	12.0%
Other Notes	7.0%
Asset Backed Commercial Paper	6.3%
Treasury Repurchase Agreements	4.8%
Other Repurchase Agreements	1.7%
Other Assets in Excess of Liabilities	8.0%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2014
A-1	45.7%
A-1+	21.3%
Repurchase Agreements (A-1)	18.2%
Repurchase Agreements (A-1+)	4.8%
Repurchase Agreements (A-2)	2.0%
Other Assets in Excess of Liabilities	8.0%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 6.3%
P-1, A-1	Alpine Securitization (a)(b)	0.210%	09/02/2014	09/02/2014	$50,000,000	$49,981,625
P-1, A-1	Cancara Asset Securitisation LLC (a)(c)	0.170%	07/31/2014	07/31/2014	50,000,000	49,992,917
P-1, A-1	Cancara Asset Securitisation LLC (a)(c)	0.170%	08/04/2014	08/04/2014	50,000,000	49,991,972
P-1, A-1	Cancara Asset Securitisation LLC (a)(c)	0.170%	08/05/2014	08/05/2014	200,000,000	199,966,944
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(c)	0.220%	11/12/2014	11/12/2014	100,000,000	99,918,111
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.240%	08/25/2014	08/25/2014	20,000,000	19,992,667
P-1, A-1+	Kells Funding LLC (a)(c)	0.220%	08/08/2014	08/08/2014	50,000,000	49,988,389
P-1, A-1	Northern Pines Funding LLC (a)(c)	0.270%	07/25/2014	07/25/2014	25,000,000	24,995,500
P-1, A-1	Northern Pines Funding LLC (a)(c)	0.290%	08/29/2014	08/29/2014	115,000,000	114,945,343

TOTAL ASSET BACKED COMMERCIAL PAPER						659,773,468

	FINANCIAL COMPANY COMMERCIAL PAPER — 12.0%
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.157%	08/13/2014	08/13/2014	50,000,000	49,990,743
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.172%	09/18/2014	09/18/2014	100,000,000	99,962,694
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.170%	09/19/2014	09/19/2014	50,000,000	49,981,111
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.170%	09/22/2014	09/22/2014	90,000,000	89,964,725
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.175%	09/25/2014	09/25/2014	41,500,000	41,482,651
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.170%	10/03/2014	10/03/2014	25,000,000	24,988,903
P-1, A-1+	Commonwealth Bank of Australia (a)(b)(d)	0.258%	07/03/2014	07/03/2014	73,000,000	73,000,000
P-1, A-1	DnB Bank ASA (a)(b)	0.190%	09/23/2014	09/23/2014	150,000,000	149,933,500
P-1, A-1+	General Electric Capital Corp. (a)	0.213%	08/05/2014	08/05/2014	30,000,000	29,993,875
P-1, A-1	JP Morgan Securities LLC (a)(b)(d)	0.321%	07/07/2014	02/04/2015	90,000,000	90,000,000
P-1, A-1	JP Morgan Securities LLC (a)(b)(d)	0.322%	07/07/2014	02/06/2015	30,000,000	30,000,000
P-1, A-1+	Nordea Bank AB (a)(b)	0.170%	08/01/2014	08/01/2014	51,000,000	50,992,534
P-1, A-1+	Nordea Bank AB (a)(b)	0.185%	09/15/2014	09/15/2014	160,000,000	159,937,511
P-1, A-1+	Standard Chartered Bank (a)(b)	0.170%	08/05/2014	08/05/2014	55,000,000	54,990,910
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.220%	10/02/2014	10/02/2014	150,000,000	149,914,750
P-1, A-1+	Westpac Banking Corp. (a)(b)(d)	0.222%	07/16/2014	01/16/2015	45,000,000	45,000,000
P-1, A-1+	Westpac Banking Corp. (a)(b)(d)	0.221%	07/07/2014	03/04/2015	55,000,000	54,998,622

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,245,132,529

	CERTIFICATES OF DEPOSIT — 41.7%
P-1, A-1	Bank of Montreal	0.170%	08/08/2014	08/08/2014	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.170%	08/11/2014	08/11/2014	50,000,000	50,000,000
P-1, A-1	Bank of Montreal	0.170%	08/14/2014	08/14/2014	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.170%	08/14/2014	08/14/2014	75,000,000	75,000,000
P-1, A-1	Bank of Montreal (d)	0.254%	07/18/2014	12/15/2014	70,000,000	70,000,000
P-1, A-1	Bank of Nova Scotia	0.180%	08/29/2014	08/29/2014	150,000,000	150,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.261%	07/07/2014	12/04/2014	87,298,000	87,298,000
P-1, A-1	Bank of Nova Scotia (d)	0.224%	07/10/2014	03/06/2015	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	07/01/2014	07/01/2014	175,000,000	175,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	07/22/2014	07/22/2014	50,000,000	50,000,000
P-1, A-1	Barclays Bank (d)	0.371%	07/09/2014	09/09/2014	100,000,000	100,000,000
P-1, A-1	BNP Paribas	0.250%	08/08/2014	08/08/2014	36,000,000	36,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.291%	07/07/2014	12/02/2014	52,379,000	52,379,000
P-1, A-1	Chase Bank USA NA (d)	0.222%	07/28/2014	01/26/2015	30,000,000	30,000,000
P-1, A-1	Chase Bank USA NA (d)	0.221%	07/01/2014	02/02/2015	45,000,000	45,000,000
P-1, A-1	Chase Bank USA NA (d)	0.234%	07/24/2014	02/24/2015	30,000,000	30,000,000
P-1, A-1	Citibank NA	0.210%	08/25/2014	08/25/2014	200,000,000	200,000,000
P-1, A-1	Citibank NA	0.185%	09/08/2014	09/08/2014	50,000,000	50,000,000
P-1, A-1	Credit Suisse	0.210%	08/01/2014	08/01/2014	125,000,000	125,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Credit Suisse	0.240%	09/02/2014	09/02/2014	$55,000,000	$55,000,000
P-1, A-1	Credit Suisse	0.210%	09/03/2014	09/03/2014	100,000,000	100,000,000
P-1, A-1	Deutsche Bank AG	0.280%	10/27/2014	10/27/2014	250,000,000	250,000,000
P-1, A-1	DnB Bank ASA	0.205%	10/06/2014	10/06/2014	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.240%	08/15/2014	08/15/2014	10,000,000	10,000,000
P-1, A-1	ING Bank NV	0.240%	08/21/2014	08/21/2014	10,000,000	10,000,000
P-1, A-1	ING Bank NV	0.240%	10/03/2014	10/03/2014	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.240%	10/10/2014	10/10/2014	125,000,000	125,000,000
P-1, A-1	Lloyds Bank PLC	0.200%	10/30/2014	10/30/2014	45,000,000	45,000,000
P-1, A-1+	Nordea Bank AB	0.160%	08/04/2014	08/04/2014	26,000,000	25,999,755
P-1, A-1+	Nordea Bank AB	0.180%	08/28/2014	08/28/2014	175,000,000	175,000,000
P-1, A-1	Norinchukin Bank	0.130%	07/09/2014	07/09/2014	65,000,000	65,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.240%	07/07/2014	07/07/2014	120,000,000	120,000,000
P-1, A-1+	Rabobank Nederland NV	0.210%	09/11/2014	09/11/2014	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.233%	08/07/2014	11/07/2014	120,000,000	120,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.221%	07/14/2014	05/13/2015	18,000,000	18,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.223%	07/21/2014	05/20/2015	32,000,000	32,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.210%	11/03/2014	11/03/2014	30,000,000	30,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB (d)	0.241%	07/07/2014	11/07/2014	200,000,000	200,000,000
P-1, A-1	Societe Generale	0.220%	08/01/2014	08/01/2014	125,000,000	125,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	08/25/2014	08/25/2014	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	09/22/2014	09/22/2014	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.170%	08/12/2014	08/12/2014	91,000,000	91,000,530
P-1, A-1+	Svenska Handelsbanken AB	0.170%	10/01/2014	10/01/2014	50,000,000	50,000,000
P-1, A-1	Swedbank AB (d)	0.252%	07/07/2014	08/06/2014	70,000,000	70,000,000
P-1, A-1	UBS AG	0.200%	09/26/2014	09/26/2014	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA	0.210%	09/03/2014	09/03/2014	150,000,000	150,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.222%	07/14/2014	03/12/2015	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.230%	07/08/2014	04/08/2015	50,000,000	50,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.222%	07/16/2014	01/16/2015	35,000,000	35,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.239%	07/24/2014	04/24/2015	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT						4,337,677,285

	OTHER NOTES — 7.0%
P-1, A-1	Bank of America NA	0.200%	09/04/2014	09/04/2014	90,000,000	90,000,000
P-1, A-1	Bank of America NA	0.220%	11/03/2014	11/03/2014	75,000,000	75,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.351%	09/08/2014	07/07/2015	75,000,000	75,000,000
P-1, A-1	Natixis	0.050%	07/01/2014	07/01/2014	300,000,000	300,000,000
P-1, A-1+	Royal Bank of Canada (c)(d)	0.280%	07/07/2014	07/07/2015	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB (c)(d)	0.281%	07/28/2014	12/26/2014	45,000,000	45,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.280%	09/10/2014	07/10/2015	40,000,000	40,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.323%	07/21/2014	07/20/2015	59,000,000	59,000,000

TOTAL OTHER NOTES						724,000,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 18.5%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 2.000% - 6.500% due 01/01/2017 - 06/20/2044 valued at $114,240,000); expected proceeds $112,000,249	0.080%	07/01/2014	07/01/2014	112,000,000	112,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 0.000% - 1.000% due 12/26/2014 - 09/29/2017 valued at $35,700,576); expected proceeds $35,000,097	0.100%	07/01/2014	07/01/2014	$35,000,000	$35,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 09/20/2042 - 04/20/2044 valued at $236,770,365); expected proceeds $232,000,709	0.110%	07/01/2014	07/01/2014	232,000,000	232,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2014 (collateralized by a U.S. Government Obligation, 4.500% due 02/20/2044 and a U.S. Treasury Strip, 0.000% due 05/15/2020 valued at $51,000,000); expected proceeds $50,001,250	0.090%	07/07/2014	07/07/2014	50,000,000	50,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2014 (collateralized by various U.S. Government Obligations, 0.000% - 2.450% due 08/22/2014 - 03/27/2023 and U.S. Treasury Strips, 0.250% - 2.000% due 10/31/2015 - 07/31/2020 valued at $127,500,969); expected proceeds $125,002,778	0.080%	07/07/2014	07/07/2014	125,000,000	125,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 0.000% - 8.000% due 07/18/2014 - 05/01/2044 and U.S. Treasury Strips, 0.625% - 1.375% due 07/15/2014 - 01/31/2020 valued at $366,180,006); expected proceeds $359,000,698	0.070%	07/01/2014	07/01/2014	359,000,000	359,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/27/2014 (collateralized by various U.S. Government Obligations, 4.000% due 03/15/2044 - 04/20/2044 valued at $102,000,000); expected proceeds $100,001,944	0.070%	07/07/2014	07/07/2014	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2014 (collateralized by various a U.S. Government Obligation, 4.000% due 04/20/2044 valued at $102,000,000); expected proceeds $100,001,167	0.060%	07/02/2014	07/02/2014	100,000,000	100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 12/01/2027 - 05/01/2044 valued at $125,460,000); expected proceeds $123,000,308	0.090%	07/01/2014	07/01/2014	$123,000,000	$123,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 4.000% - 4.500% due 03/15/2044 - 06/20/2044 valued at $102,007,573); expected proceeds $100,000,167	0.060%	07/01/2014	07/01/2014	100,000,000	100,000,000
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 4.680% due 11/01/2027 - 10/20/2061 valued at $215,220,000); expected proceeds $211,000,703	0.120%	07/01/2014	07/01/2014	211,000,000	211,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 0.700% - 5.050% due 01/26/2015 - 06/12/2018 valued at $40,800,118); expected proceeds $40,000,111	0.100%	07/01/2014	07/01/2014	40,000,000	40,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 11/01/2023 - 05/01/2043 valued at $347,820,001); expected proceeds $341,001,042	0.110%	07/01/2014	07/01/2014	341,000,000	341,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,928,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	TREASURY REPURCHASE AGREEMENTS — 4.8%
NR, A-1+	Agreement with HSBC Securities USA, Inc., and JP Morgan Chase & Co. (TriParty) dated 06/24/2014 (collateralized by various U.S. Treasury Bonds, 0.125% - 0.625% due 01/15/2023 - 01/15/2024 valued at $204,003,421); expected proceeds $200,002,333	0.060%	07/01/2014	07/01/2014	$200,000,000	$200,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc., and JP Morgan Chase & Co. (TriParty) dated 06/26/2014 (collateralized by various U.S. Treasury Strips, 0.000% due 08/15/2017 - 08/15/2023 valued at $306,004,843); expected proceeds $300,003,500	0.060%	07/03/2014	07/03/2014	300,000,000	300,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						500,000,000

	OTHER REPURCHASE AGREEMENTS — 1.7%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 05/09/2014 (collateralized by a Corporate Bond, 5.450% due 07/15/2044 and a U.S. Treasury Strip, 0.000% due 02/15/2021 valued at $25,681,276); expected proceeds $25,038,125	0.610%	07/01/2014	08/07/2014	25,000,000	25,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/20/2014 (collateralized by various Common Stocks, Corporate Bonds, 5.186% - 8.375% due 05/01/2020 - 12/29/2049 and U.S. Treasury Strips, 0.000% - 9.875% due 08/28/2014 - 02/15/2022 valued at $155,086,206); expected proceeds $150,228,750	0.610%	07/01/2014	09/18/2014	150,000,000	150,000,000

TOTAL OTHER REPURCHASE AGREEMENTS						175,000,000

TOTAL INVESTMENTS(e) — 92.0%						9,569,583,282
Other Assets in Excess of Liabilities — 8.0%						830,076,576

NET ASSETS — 100.0%						$10,399,659,858

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.93% of net assets as of June 30, 2014.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.92% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2014.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
*	Moody's rating, Standard & Poor's rating, respectively

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	9,569,583,282
Level 3 – Significant Unobservable Inputs	-
Total	$9,569,583,282

As of the six months ended June 30, 2014, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)

Assets:
Investments in securities, at amortized cost	$6,966,583,282
Repurchase agreements, at amortized cost	2,603,000,000
Total Investments	9,569,583,282
Cash	354,207,800
Receivable for fund shares sold	596,786,846
Interest receivable	1,553,486
Prepaid expenses and other assets	15,522
Total Assets	10,522,146,936

Liabilities:
Payable for fund shares repurchased	122,029,011
Advisory fee payable	147,313
Administration fee payable	127,586
Professional fees payable	47,263
Dividend payable	40,168
Trustee fees payable	39,903
Custodian fee payable	28,128
Transfer agent fee payable	22,194
Other accrued expenses and liabilities	5,512
Total Liabilities	122,487,078
Net Assets	$10,399,659,858

Net assets consist of:
Capital stock, $0.001 par value; 10,399,604,084 shares issued and outstanding	$10,399,604
Capital paid in excess of par	10,389,204,480
Accumulated net realized gain on investments	55,774
Net Assets	$10,399,659,858

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Statement of Operations
Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Interest	$8,568,735

Expenses:
Advisory fee	810,721
Administration fee	347,452
Custodian fee	162,144
Insurance expense	109,148
Transfer agent fee	69,490
Professional fees	62,644
Trustee fee	43,248
Miscellaneous expenses	9,829
Total expenses	1,614,676
Net Investment Income	6,954,059
Net Realized Gain on Investments:
Net realized gain on investments	25,775

Net Increase in Net Assets Resulting from Operations	$6,979,834

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Period Ended * December 31, 2013
From Operations:
Net investment income	$6,954,059	$14,577,641
Net realized gain on investments	25,775	29,999
Net increase in net assets from operations	6,979,834	14,607,640
Distributions From:
Net investment income	(6,954,059)	(14,577,641)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	29,176,981,961	81,282,386,803 (a)
Cost of redemptions	(27,568,201,772)	(72,491,562,908)
Net increase in net assets from Fund share transactions	1,608,780,189	8,790,823,895

Net increase in net assets	1,608,805,964	8,790,853,894
Net Assets
Beginning of period	8,790,853,894	—
End of period	$10,399,659,858	$8,790,853,894
Undistributed net investment income	$—	$—

*	The Fund commenced operations on January 14, 2013.
(a)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 6).

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Financial Highlights

	Six Months Ended 6/30/14 (Unaudited)		Period Ended 12/31/13*
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000
Net investment income	0.0007		0.0017
Net realized gain on investments	0.0000	(a)	0.0000	(a)
Total from investment operations	0.0007		0.0017
Distributions from:
Net investment income	(0.0007)		(0.0017)
Total distributions	(0.0007)		(0.0017)

Net asset value, end of period	$1.0000		$1.0000

Total Investment Return(b)	0.07%		0.17%

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03	%(c)	0.03	%(c)
Ratio of net investment income to average net assets	0.15	%(c)	0.18	%(c)
Net assets, end of period (in millions)	$10,400		$8,791

*	The Fund commenced operations on January 14, 2013.
(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Notes to Financial Statements
June 30, 2014 (Unaudited)

1.    Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of June 30, 2014, only the State Street Navigator Securities Lending Prime Portfolio, the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (the “Fund”) have commenced operations. The Fund commenced operations on January 14, 2013 by way of an in-kind distribution of 37.6% of the assets of the State Street Navigator Securities Lending Prime Portfolio. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the Met Investors Series Trust, Metropolitan Series Fund, and Metropolitan Life Insurance Company and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

At period end, the Fund had investments in repurchase agreements with gross values of $2,603,000,000 and associated collateral equal to at least $2,603,000,000, though the value may be greater.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for the prior fiscal year and has concluded that no provision for income tax is required in the Fund’s financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2014 (Unaudited)

At June 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.   Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an Officer or Trustee of the Trust. Effective July 1, 2014, the Trust pays each Independent Trustee an annual retainer of $120,000 per year. Prior to July 1, 2014, the Trust paid each Independent Trustee an annual retainer of $50,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $5,000. Prior to July 1, 2014, each Independent Trustee also received $5,000 for each in-person meeting and $2,000 for each telephonic meeting. Each Independent Trustee also receives reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “in-person meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Independent Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Independent Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series and one-half is apportioned to each series in equal amounts.

5.   Beneficial Interest
At June 30, 2014, one (1) shareholder owned over 5% of the Fund's outstanding shares, amounting to 100.00% of total shares. Any redemption by the Fund’s shareholder may cause the remaining assets to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2014 (Unaudited)

6. In-Kind Transfer of Securities
On January 14, 2013, shares of the Fund were issued in connection with a transfer of net assets, from the State Street Navigator Securities Lending Prime Portfolio consisting of seventy-two (72) securities totaling $4,781,823,000 at amortized cost and $2,136,230,656 in cash. The transfer is disclosed in the Statement of Changes in Net Assets.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
General Information
June 30, 2014 (Unaudited)

Proxy Voting Policies and Procedures

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending MET Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management.  The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, which as of the date of the meeting held to consider approval of the Advisory Agreement, consisted of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on March 5, 2014 at which they were all present in person (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the costs of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a memorandum from Goodwin Procter, LLP relating to standards of responsibility relevant to approval of the Advisory Agreement (the “Goodwin Procter Memorandum”); (3) a list of checklist questions relating to the Goodwin Procter Memorandum; (4) a certification from the Chief Compliance Officer of the Trust; (5) a letter from independent counsel to the Adviser dated January 2, 2014; (6) a  responsive memorandum from SSgA FM dated March 5, 2014 (the “Adviser’s memorandum”) describing its key personnel, investment process, research department, compliance program and securities portfolio execution process including information on performance of comparable peer funds  as of December 31, 2013, a report of the Adviser’s expense allocation and profitability of providing advisory services to the Fund with a description of 2013 refinements made to SSgA FM’s expense allocation and profitability calculation methodologies (“2013 methodology”), profitability reports from SSgA FM for fees paid by the Trust for investment advisory services provided by SSgA FM to the Fund and combined profitability reports from SSgA FM and State Street for fees paid by the Trust for investment advisory, administrative, custody and transfer agency services provided by SSgA FM and State Street, as applicable, to the Fund, a memorandum of insurance from State Street Corporation and the Adviser’s representation concerning compliance with Rule 17(j)-1 of the 1940 Act for the period January 1, 2013 to December 31, 2013; (7) SSgA FM’s updated registration under the Investment Advisers Act of 1940, as amended, on Form ADV; and (8) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. (“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size.   The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
General Information (continued)
June 30, 2014 (Unaudited)

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of three very large operational portfolios (the “operational portfolios”) and two non-operational portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSgA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSgA FM approved counterparties.  The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $335 billion in assets under management as of December 31, 2013.  Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors (“SSgA”), the investment management division of State Street with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM

In evaluating the investment performance of the Trust and SSgA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of the Fund and twelve other institutional money market funds with assets ranging from approximately $5.7 billion to approximately $16.2 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of the Fund and all institutional money market funds, regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe since the Fund’s inception.  The Board noted that the Fund ranked first in performance against its Lipper Peer Group and second, against all institutional money market funds for the period ended December 31, 2013.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
General Information (continued)
June 30, 2014 (Unaudited)

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian for the Trust.  The Board had been provided with the following data: (1) a report of the Adviser’s expense allocation and profitability of providing advisory services to the operational portfolios, with a description of 2013 refinements made to SSgA FM’s expense allocation and profitability calculation methodologies (“2013 methodology”), profitability reports detailing the profitability to SSgA FM from serving as the Adviser to the operational portfolios, as applicable, for the years ended December 31, 2013, December 31, 2012 (restated to 2013 methodology), September 30, 2012 (as presented to December 31, 2013 restated), September 30, 2012 (as presented), and September 30, 2011 (as presented), and combined profitability reports detailing the profitability to SSgA FM from serving as the adviser of the operational portfolios, as applicable, for the years ended December 31, 2013 and September 30, 2012; and (2) aggregated data on the profitability to State Street from serving as custodian, transfer agent and administrator of the Fund for the years ended December 31, 2013 and September 30, 2012.  The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s operational portfolios in 2013 as investment vehicles for the collateral of Securities Finance Division customers.  Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory, custody, transfer agency, and administrative fees excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM and SSgA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  Moreover, the Board noted that SSgA FM had not requested any increase in its fees when the net assets of the Fund had declined from over $60 billion to less than $10 billion in 2008, notwithstanding any diseconomies of scale resulting from that precipitous decline in assets under management.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSgA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSgA FM’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent.  The Board noted, among other things, that SSgA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSgA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSgA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2.  Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this Filing.

Item 11.  Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this  Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b)  Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	August 29, 2014

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	August 29, 2014

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	August 29, 2014